Fair Value Measurement - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Equity Investments Accounted For Using Fair Value Option [Member]
Fair value measurement with unobservable inputs reconciliation recurring basis asset transfers net	¥ 0	¥ 0	¥ 0
Maximum [Member] | Fair Value, Nonrecurring [Member]
Equity Method Investments	42,883			$ 6,729
Minimum [Member] | Fair Value, Nonrecurring [Member]
Equity Method Investments	¥ 583,804	¥ 908,184		$ 91,612
EBIT Margin [member]
Percent of increase in fair value investment	9.00%			9.00%
Percent of decrease in fair value investment	8.80%			8.80%
Sensitivity analysis of the investment in equity investment increase in EBIT margin	5.00%			5.00%
Sensitivity analysis of the investment in equity investment decrease in EBIT margin	5.00%			5.00%
EBIT Margin [member] | Equity Investments Accounted For Using Measurement Alternative [Member]
Percent of increase in fair value investment	4.00%			4.00%
Percent of decrease in fair value investment	4.00%			4.00%
EBIT Margin [member] | Fair Value, Measurements, Recurring [Member]
Sensitivity analysis of the investment in equity investment increase WACC	5.00%			5.00%
IPO Probability [member]
Percent of increase in fair value investment	1.20%			1.20%
Percent of decrease in fair value investment	1.20%			1.20%
Sensitivity analysis of the investment in equity investment increase in EBIT margin	5.00%			5.00%
Sensitivity analysis of the investment in equity investment decrease in EBIT margin	5.00%			5.00%
Volatility [member]
Sensitivity analysis of the investment in equity investment increase Volatility	5.00%			5.00%
Sensitivity analysis of the investment in equity investment decrease in volatility	5.00%			5.00%
Volatility [member] | Equity Investments Accounted For Using Measurement Alternative [Member]
Percent of increase in fair value investment	0.30%			0.30%
Percent of decrease in fair value investment	0.20%			0.20%
DLOM [Member]
Percent of increase in fair value investment	1.80%			1.80%
Percent of decrease in fair value investment	1.80%			1.80%
Percentage of DLOM increases/decrease in fair value of the investments	5.00%
Percentage of DLOM decreases/increase in fair value of the investments	5.00%
WACC [Member]
Sensitivity analysis of the investment in equity investment increase WACC	0.50%			0.50%
Percent of increase in fair value investment	5.80%			5.80%
Sensitivity analysis of the investment in equity investment decrease WACC	0.50%			0.50%
Percent of decrease in fair value investment	5.40%			5.40%
WACC [Member] | Equity Investments Accounted For Using Measurement Alternative [Member]
Percent of increase in fair value investment	3.00%			3.00%
Percent of decrease in fair value investment	3.00%			3.00%
CARG [Member]
Percentage of CARG decreases/increase in fair value of the investments	0.50%			0.50%
Percent of increase in fair value investment	1.80%			1.80%
Percent of decrease in fair value investment	1.70%			1.70%
Percentage of CARG increase/decrease in fair value of the investments	0.50%			0.50%
CARG [Member] | Equity Investments Accounted For Using Measurement Alternative [Member]
Percent of increase in fair value investment	1.00%			1.00%
Percent of decrease in fair value investment	1.00%			1.00%